Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cash flows from operating activities
Net income	$ 3,673		$ 2,473		$ 1,426
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment gains	(166)	[1]	(51)	[1]	(55)	[1]
Depreciation and amortization	867		827		802
Deferred federal income tax expense	167		223		63
Amortization of deferred acquisition costs	3,821		3,910		3,876
Equity in income from other investments	(357)		(342)		(281)
Change in premiums receivable	54		(138)		(237)
Change in reinsurance recoverables	1,284		453		809
Change in deferred acquisition costs	(3,759)		(3,914)		(3,881)
Change in claims and claim adjustment expense reserves	(2,057)		(540)		(154)
Change in unearned premium reserves	27		123		188
Other operating activities	262		206		(387)
Net cash provided by operating activities	3,816		3,230		2,169
Cash flows from investing activities
Proceeds from maturities of fixed maturities	7,904		8,369		7,404
Proceeds from sales of investments, fixed maturities	1,635		1,087		1,161
Proceeds from sales of investments, equity securities	86		37		135
Proceeds from sales of investments, real estate investments	18		53		1
Proceeds from sales of investments, other investments	762		835		594
Purchases of investments, fixed maturities	(9,467)		(10,447)		(8,704)
Purchases of investments, equity securities	(57)		(48)		(131)
Purchases of investments, real estate investments	(107)		(95)		(66)
Purchases of investments, other investments	(446)		(534)		(889)
Net sales of short-term securities	111		117		2,018
Securities transactions in course of settlement	21		(23)
Acquisition, net of cash acquired	(997)
Other investing activities	(373)		(323)		(371)
Net cash provided by (used in) investing activities	(910)		(972)		1,152
Cash flows from financing activities
Payment of debt	(500)		(258)		(8)
Issuance of debt	494
Dividends paid to shareholders	(729)		(694)		(665)
Issuance of common stock - employee share options	206		295		314
Treasury stock acquired - share repurchase authorization	(2,400)		(1,474)		(2,919)
Treasury stock acquired - net employee share-based compensation	(61)		(53)		(46)
Excess tax benefits from share-based payment arrangements	51		38		18
Net cash used in financing activities	(2,939)		(2,146)		(3,306)
Effect of exchange rate changes on cash	(3)		4		(1)
Net increase (decrease) in cash	(36)		116		14
Cash at beginning of year	330		214		200
Cash at end of year	294		330		214
Supplemental disclosure of cash flow information
Income taxes paid	1,057		188		218
Interest paid	$ 355		$ 375		$ 382

[1]	Total other-than-temporary impairment (OTTI) gains (losses) were $(10) million, $27 million and $30 million for the years ended December 31, 2013, 2012 and 2011, respectively. Of total OTTI, credit losses of $(15) million, $(15) million and $(25) million for the years ended December 31, 2013, 2012 and 2011 respectively, were recognized in net realized investment gains. In addition, unrealized gains from other changes in total OTTI of $5 million, $42 million and $55 million for the years ended December 31, 2013, 2012 and 2011, respectively, were recognized in other comprehensive income (loss) as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.